Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		222 Months Ended	231 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Cash Flows From Operating Activities:
Net loss attributable to controlling interests	$ (5,765,004)	$ (4,342,399)	$ (7,419,722)	$ (6,850,634)	$ (99,779,313)	$ (105,544,317)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	0	0	0	0	1,645,748	1,645,748
Amortization of debt discount	1,878,116	74,472	1,017,795	3,625,654	7,387,827	9,265,943
Debt Issuance costs	0	0	0	0	13,339,211	13,339,211
Imputed Interest	0	63,300	109,789	57,405	189,826	189,826
Non-Controlling Interest	(25,806)	(31,703)	(59,476)	(89,080)	(222,329)	(248,135)
Services included in accounts payable to be satisfied in shares	0	0	0	0	200,000	200,000
Issuance of common stock and warrants for services	54,756	0	60,000	0	472,250	677,006
Stock based compensation	0	0	0	0	1,890,449	1,890,449
Issuance of common stock for services and finders fee	0	0	0	0	7,864,423	7,864,423
Issuance of convertible notes for services	1,001,565	627,277	834,010	0	1,494,010	2,495,575
Beneficial conversion feature	0	0	0	71,500	71,500	71,500
Issuance of preferred stock for interest	0	0	0	0	225,000	225,000
Settlement-distribution agreement rights	0	0	0	0	1,668,953	1,668,953
Debt Settlement liabilities and common shares in excess of recorded liabilities	0	0	0	0	399,530	399,530
Issuance of stock and warrants for interest and financing costs	0	0	0	0	7,513,378	7,730,776
Non-cash operating expenses and other charges	0	0	0	0	5,387,663	5,387,663
Non-cash income-gain on settlements	0	0	0	0	(384,966)	(384,966)
Options and warrants issued for services and wages	597,269	347,600	1,442,844	195,500	13,013,924	13,243,795
Options exercised for services	0	0	0	0	116,317	116,317
Contingently issued stock issued for services	0	0	0	0	792,499	792,499
Warrants exercised for services	0	0	0	0	12,500	12,500
Issuance of common stock for expenses paid by third party	0	0	0	0	593,947	593,947
Issuance of common stock for settlement agreement	0	0	0	0	1,060,000	1,060,000
Notes payable issued for expenses	0	0	0	0	897,306	897,306
Notes payable converted to accrued wages	0	0	0	0	(25,000)	(25,000)
Satisfaction of Syexia-in excess of accrual	0	0	0	0	104,577	104,577
Change in variable common stock purchase options	0	0	0	0	(22,418)	(22,418)
(Increase) decrease in prepaid expenses and other current assets	68,873	0	(75,494)	0	(166,814)	(97,941)
(Increase) decrease in deposits and other assets	0	0	0	0	1,972,832	1,972,832
Increase (decrease) in accrued interest	195,102	49,103	54,939	4,281	1,291,660	1,486,762
Increase (decrease) in accounts payable	461,144	199,838	74,655	204,471	1,317,709	1,778,853
Increase (decrease) in accrued expenses	(62,997)	416,206	223,412	1,377,999	2,657,288	2,594,291
Increase (decrease) in accrued wages payable	0	0	282,249	(139,250)	771,744	771,744
Increase (decrease) in advances-related parties	0	0	0	0	74,283	74,283
Increase (decrease) in advances	0	0	0	0	136,000	136,000
Increase (decrease) in insurance finance agreement	0	0	33,836	0	33,836	33,836
Increase (decrease) in convertible debt-related parties and other	0	0	(112,475)	0	(112,475)	(112,475)
Increase (decrease) in derivative liability	94,935	2,098,134	2,495,663	582,362	4,708,000	4,802,935
Net cash used in operating activities	(1,502,047)	(498,172)	(1,037,975)	(959,792)	(21,409,125)	(22,911,172)
Cash Flows From Investing Activities:
Increase in leasehold improvements	0	0	0	0	(1,039,306)	(1,039,306)
Acquisition of equipment	0	0	0	0	(361,665)	(361,665)
Increase in intangible assets	0	0	0	0	(5,206,051)	(5,206,051)
Net cash used in investing activities	0	0	0	0	(6,607,022)	(6,607,022)
Cash Flows From Financing Activates:
Proceeds of MedBridge Debt	0	0	125,000	0	125,000	125,000
Proceeds from convertible debt-related party and other	875,833	628,002	1,829,020	1,121,010	6,606,600	7,482,433
Payment for convertible debt-related party and other	(33,836)	(121,038)	(208,244)	(292,912)	(896,767)	(930,603)
Proceeds from sale of common stock and warrants, net	0	0	0	132,000	11,082,204	11,082,204
Proceeds from Revolving line of credit-related party	0	0	0	0	3,087,432	3,087,432
Repayments of Revolving line of credit-related party	0	0	0	0	(1,694,162)	(1,694,162)
Proceeds of sale of VGE securities to third parties, net	0	0	0	0	600,000	600,000
Proceeds from notes payable	0	0	0	0	267,000	267,000
Proceeds from exercise of options and warrants	0	0	0	0	173,061	173,061
Proceeds from notes payable--related parties	0	0	0	0	9,379,671	9,379,671
Net cash provided by financing activities	841,997	506,964	1,745,776	960,098	28,730,039	29,572,036
Increase (decrease) in Cash	(660,050)	8,792	707,801	306	713,892	53,842
Cash and cash equivalents, beginning of period	713,892	6,090	6,090	5,785	0	0
Cash and cash equivalents, end of period	53,842	14,882	713,892	6,090	713,892	53,842
Cash paid during the period for:
Interest	0	0	0	0	546,003	0
Income taxes	0	0	0	0	0	0
NON-CASH TRANSACTIONS
Issuance of common stock and warrants for convertible notes and interest	0	0	0	0	6,072,377	6,072,377
Discount on indebtedness	1,807,205	330,472	2,865,607	3,566,601	8,664,950	10,472,155
Reclassification of derivative liability to additional paid-in-capital	0	0	1,018,462	107,000	1,264,800	1,264,800
Conversion of various accruals to convertible notes	0	0	604,436	802,755	1,953,934	1,953,954
Issuance of common stock in satisfaction of accounts payable/notes/accruals	1,645,439	532,500	1,711,137	1,415,143	3,787,303	5,432,742
Issuance of Series A Preferred Stock for secured revolving credit note	0	0	0	252,000	252,000	252,000
Refinancing of convertible debt -related party Revolving line of credit	0	0	0	0	3,180,393	3,180,393
Issuance of common shares in various debt settlements and partial satisfactions	0	0	0	0	629,451	629,451
Issuance of unsecured convertible debentures for accounts payable	0	0	0	0	476,866	476,866
Issuance of common stock for debt repayment-DMBM/Wonderland, net	0	0	0	0	35,214	35,214
Noncontrolling interest, net	0	0	0	0	2,447	2,447
Issuance of common stock for T & T legal and accrued interest	0	0	0	0	1,035,000	1,035,000
Issuance of convertible note to acquire interest in unconsolidated subsidiary	0	0	0	0	782,814	782,814
Issuance of common shares, options and warrants- V Clip acquisition	0	0	0	0	1,502,479	1,502,479
Issuance of common shares - repurchase product royalty rights, China Market	0	0	0	0	231,000	231,000
Issuance of common shares and warrants - Carcinotek acquisition	0	0	0	0	1,000,000	1,000,000
Restructuring of convertible debentures	0	0	0	0	1,198,167	1,198,167
Issuance (settlement) of unsecured convertible debentures - patents	0	0	0	0	248,000	248,000
Issuance of common stock for debt paid by third party	0	0	0	0	593,947	593,947
Issuance of common stock for debt and interest	0	0	0	0	9,086,511	9,086,511
Issuance of common stock finders fee	0	0	0	0	450,000	450,000
Warrants issued with convertible debentures and amendment of arrangement	0	0	0	0	516,800	516,800
Transfer from derivative liabilities	984,455	798,048	0	0	2,004,423	2,988,878
Issuance of warrant in partial consideration of notes payable	0	0	0	0	100,000	100,000
Issuance of note in consideration of White Label acquisitions	$ 0	$ 0	$ 0	$ 0	$ 100,000	$ 100,000